LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net Disclosure [Abstract]
Summary of Land Use Rights	Land use rights consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	29,788	84,376
Less: Accumulated amortization	(4,026)	(6,271)
	25,762	78,105